Applicable laws and regulations (Details 6) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statutory reserve	$ 136,019	$ 136,019
Dynamic Provision [Member]
Statutory reserve	136,019	136,019
Regulatory Credit Reserve [Member]
Statutory reserve	$ 0	$ 0